Trade, other payables and financial liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Accounts payable	$ 182,303	$ 166,660
Accounts payable to related parties	1,228	1,004
Trade payable	183,531	167,664
Others	1,403	1,175
Trade, other payables and financial liabilities	$ 184,934	$ 168,839